Acquisitions and disposals (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [line items]
Schedule of net assets disposed
06.30.2018
Investment properties	7,229
Property, plant and equipment	46,477
Intangible assets	11,337
Investments in associates and joint ventures	624
Restricted assets	142
Trade and other receivables	21,391
Investments in financial assets	196
Derivative financial instruments	36
Inventories	9,764
Cash and cash equivalents	8,679
TOTAL ASSETS	105,875
Borrowings	33,153
Deferred income tax liabilities	4,369
Trade and other payables	37,297
Provisions	717
Employee benefits	1,967
Salaries and social security liabilities	3,724
Income tax and MPIT liabilities	12
TOTAL LIABILITIES	81,239
Non-controlling interest	11,411
Net assets disposed including goodwill	13,225

Shufersal Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of deconsolidated the subsidiary
06.30.2018
Cash received	9,988
Remediation of the fair value of the remaining interest	20,480
Total	30,468
Net assets disposed including goodwill	(13,225)
Gain from the sale of a subsidiary, net of taxes (*)	17,243

(*) Includes Ps. 4,097 as a result of the sale and Ps. 13,146 as a result of the re-measurement at the fair value of the new stake, both included in discontinued operations.